PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

Property and equipment as of June 30, 2022 and 2021 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2022	June 30, 2021
Office equipment	5	3%	200,947	208,765
Electric equipment	5	3%	26,945	26,091
Less: accumulated depreciation			(224,152)	(231,973)
Property and equipment, net			$3,740	$2,883

Property and equipment as of June 30, 2021 and 2020 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2021	June 30, 2020
Vehicles	5	3%	—	463,425
Office equipment	5	3%	208,765	190,763
Electric equipment	5	3%	26,091	23,841
Less: accumulated depreciation			(231,973)	(651,437)
Property and equipment, net			$2,883	$26,592

Property and equipment as of June 30, 2020 and 2019 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2020	June 30, 2019
Leasehold improvement	20	3%
Vehicles	5	3%	463,425	477,034
Office equipment	5	3%	190,763	196,365
Electric equipment	5	3%	23,841	23,678
Less: accumulated depreciation			(651,437)	(648,946)
Property and equipment, net			$26,592	$48,131